Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
For the year ended June 30,
	2024	2023	2022
Current:
Hong Kong	$-	$-	$-

Deferred:
Hong Kong	-	-	-
Total provision for income taxes	-	-	-

Schedule of Statutory Tax Rates	The following table reconciles statutory tax rates to the Company’s effective tax rate for the periods indicated below:
	For the year ended June 30,
	2024	2023	2022
Tax benefit calculated at statutory tax rate	16.5%	16.5%	16.5%
Valuation allowance	(16.5)%	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of Aggregate Deferred Tax Assets	The following table sets forth the significant components of the aggregate deferred tax assets:
	As of June 30,
	2024	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$2,787,876	$2,305,767	$1,457,716
Share-based compensation expenses	681,424	607,288	455,055
Less: valuation allowance	(3,469,300)	(2,913,055)	(1,912,771)
Deferred tax asset, net	$-	$-	$-

Schedule of Valuation Allowance	The following table sets forth the changes in valuation allowance:
	For the year ended June 30,
	2024	2023
Balance at beginning of the year	$2,913,055	$1,912,771
Addition	720,097	1,000,284
Less: Reversal	(163,852)	-
Balance at end of the year	$3,469,300	$2,913,055